Accounts Receivable (Narrative) (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Bad debt expense	$ 0	$ 69,000	$ 0	$ 0